Other comprehensive income - Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss, by currency (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items that may be reclassified to profit or loss
Balance at beginning of year	€ (19,510)	€ (20,420)
Balance at end of year	(22,375)	(19,510)	€ (20,420)
Movement	(274)	41	(542)
Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(19,510)	(20,420)	(23,887)
Balance at end of year	(22,375)	(19,510)	(20,420)
Movement	(2,865)	910	3,467
From goodwill	(568)	249	496
From results	(295)	37	(173)
From net assets	(2,002)	624	3,144
Brazilian real | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(13,287)	(14,199)	(15,913)
Balance at end of year	(16,664)	(13,287)	(14,199)
Movement	(3,377)	912	1,714
From goodwill	(631)	191	376
From results	(206)	11	(98)
From net assets	(2,540)	710	1,436
Pound sterling | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(4,064)	(4,446)	(3,504)
Balance at end of year	(3,300)	(4,064)	(4,446)
Movement	764	382	(942)
From goodwill	39	20	(51)
From results	22	4	(67)
From net assets	703	358	(824)
Mexican peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(64)	(1,132)	(2,012)
Balance at end of year	(1,437)	(64)	(1,132)
Movement	(1,373)	1,068	880
From goodwill	(82)	62	56
From results	(136)	41	18
From net assets	(1,155)	965	806
Argentine peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(2,658)	(1,754)	(2,109)
Balance at end of year	(2,090)	(2,658)	(1,754)
Movement	568	(904)	355
From goodwill	0	(4)	0
From results	0	0	0
From net assets	568	(900)	355
Chilean peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(1,890)	(1,605)	(1,852)
Balance at end of year	(2,180)	(1,890)	(1,605)
Movement	(290)	(285)	247
From goodwill	(34)	(32)	31
From results	(7)	(34)	5
From net assets	(249)	(219)	211
US dollar | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	3,433	4,062	2,775
Balance at end of year	4,462	3,433	4,062
Movement	1,029	(629)	1,287
From goodwill	116	(64)	102
From results	35	(16)	(24)
From net assets	878	(549)	1,209
Polish zloty | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(325)	(776)	(678)
Balance at end of year	(202)	(325)	(776)
Movement	123	451	(98)
From goodwill	34	87	(21)
From results	5	32	0
From net assets	84	332	(77)
Other currencies | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(655)	(570)	(594)
Balance at end of year	(964)	(655)	(570)
Movement	(309)	(85)	24
From goodwill	(10)	(11)	3
From results	(8)	(1)	(7)
From net assets	€ (291)	€ (73)	€ 28